Cover	Jun. 03, 2022
Cover [Abstract]
Entity Registrant Name	GOOD HEMP, INC.
Entity Central Index Key	0001464865
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 03, 2022
Entity Tax Identification Number	45-2578051
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-54509
Entity Address Address Line 1	20016 Hickory Twig Way
Entity Address City Or Town	Spring
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77388
City Area Code	800
Local Phone Number	947-9197